Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 31,190,530	$ 25,688,592
Adjustments to reconcile net income to net cash (used in) provided by operating activities :
Depreciation and amortization	1,442,311	1,188,505
Deferred income taxes	(726,806)	(91,463)
Loss on sale of property, plant and equipment	176,312	0
Gain on sale of land use right	0	(44,919)
Goodwill impairment	37,355	0
Change in fair value of warrant liabilities	(1,082,202)	(582,226)
Share-based compensation	1,640,355	1,253,858
Allowance for doubtful accounts	367,989	78,068
Changes in operating assets and liabilities, net of effects of acquisitions
Accounts receivable	(44,063,988)	(31,464,010)
Bills receivable	(32,552)	0
Other receivables, prepayments and deposits	(1,598,394)	(708,878)
Inventories	(2,164,927)	1,273,013
Accounts payable	10,128,630	15,365,984
Bills payable	(653,000)	350,228
Other payables and accrued expenses	(466,503)	1,665,804
Income tax payable	55,544	1,938,527
Retirement benefit costs	(31,867)	(22,049)
Total adjustments	(36,971,743)	(9,799,558)
Net cash flows (used in) provided by operating activities	(5,781,213)	15,889,034
Cash flows from investing activities
Addition of property, plant and equipment	(4,071,623)	(450,106)
Payments to acquire retail stores	0	(6,037,743)
Proceeds from sale of property, plant and equipment	5,921	0
Long-term deposits	(3,365,600)	(3,379,100)
Proceeds from sale of land use right	0	697,495
Payments to acquire intangible assets	(18,253)	0
Net cash from acquisition of distribution chains	36,502	0
Other investment	(31,362)	0
Net cash flows used in investing activities	(7,444,415)	(9,169,454)
Cash flows from financing activities
Advance/ repayment activities with related companies, net	(5,037,674)	620,549
Net proceeds from placement of preferred stock	29,495,866	0
Proceeds received from private placement	0	2,315,138
Restricted cash	330,517	(138,823)
Proceeds from bank loans	9,888,040	8,039,160
Repayments of bank loans	(11,838,221)	(8,329,434)
Repayments of other loans	0	(2,238,759)
Repayments to directors	(28,689)	(830,557)
Proceeds from other loans	0	35,208
Net cash flows provided by financing activities	22,809,839	(527,518)
Effect of foreign currency translation on cash and cash equivalents	1,738,205	660,892
Net increase in cash and cash equivalents	11,322,416	6,852,954
Cash and cash equivalents - beginning of year	20,157,112	13,304,158
Cash and cash equivalents - end of year	31,479,528	20,157,112
Cash paid for:
Interest	799,339	951,670
Income taxes	11,681,301	7,255,019
Non-cash financing and investing activities:
Dividends and accretion on preferred stock	$ 3,890,037	$ 0